UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10387

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Value Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Tax-Managed Value Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php an selecting Eaton Vance Tax-Managed Value Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

What were the Fund costs for the last six months?

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Value Portfolio	$34	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$935,222,794
# of Portfolio Holdings	71
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	3.4%
Communication Services	3.9%
Materials	5.2%
Utilities	5.7%
Energy	5.9%
Information Technology	6.7%
Consumer Staples	7.1%
Consumer Discretionary	7.3%
Health Care	15.8%
Industrials	16.2%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.6%
Charles Schwab Corp.	3.2%
Home Depot, Inc.	3.1%
Chevron Corp.	2.7%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.4%
Alphabet, Inc., Class A	2.4%
Stryker Corp.	2.3%
Ingersoll Rand, Inc.	2.3%
Micron Technology, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Tax-Managed Value Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

TMV Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Tax-Managed Value Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.5%
RTX Corp.	113,000	$ 14,252,690
		$ 14,252,690
Banks — 8.2%
JPMorgan Chase & Co.	137,858	$ 33,722,824
PNC Financial Services Group, Inc.	142,029	22,822,640
Wells Fargo & Co.	284,056	20,170,817
		$ 76,716,281
Beverages — 0.9%
Constellation Brands, Inc., Class A	43,775	$ 8,209,564
		$ 8,209,564
Biotechnology — 3.4%
AbbVie, Inc.	64,865	$ 12,655,162
Gilead Sciences, Inc.	97,179	10,353,451
Neurocrine Biosciences, Inc.(1)	85,834	9,243,463
		$ 32,252,076
Building Products — 0.8%
Carrier Global Corp.	113,000	$ 7,067,020
		$ 7,067,020
Capital Markets — 6.7%
Cboe Global Markets, Inc.	22,561	$ 5,004,030
Charles Schwab Corp.	371,980	30,279,172
Goldman Sachs Group, Inc.	22,892	12,534,514
Interactive Brokers Group, Inc., Class A	85,314	14,661,211
		$ 62,478,927
Chemicals — 1.9%
Linde PLC	38,610	$ 17,499,210
		$ 17,499,210
Communications Equipment — 1.2%
Cisco Systems, Inc.	191,540	$ 11,057,604
		$ 11,057,604
Consumer Staples Distribution & Retail — 1.4%
BJ's Wholesale Club Holdings, Inc.(1)	114,285	$ 13,435,345
		$ 13,435,345
Security	Shares	Value
Containers & Packaging — 1.8%
Ball Corp.	320,112	$ 16,626,617
		$ 16,626,617
Distributors — 0.5%
Pool Corp.(2)	15,145	$ 4,439,605
		$ 4,439,605
Electric Utilities — 2.2%
NextEra Energy, Inc.	314,620	$ 21,041,786
		$ 21,041,786
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$ 8,400,315
		$ 8,400,315
Energy Equipment & Services — 0.8%
Baker Hughes Co.	213,161	$ 7,545,899
		$ 7,545,899
Entertainment — 1.4%
Walt Disney Co.	147,913	$ 13,452,687
		$ 13,452,687
Financial Services — 3.4%
Fiserv, Inc.(1)	91,212	$ 16,834,999
Visa, Inc., Class A	44,697	15,442,813
		$ 32,277,812
Food Products — 3.4%
General Mills, Inc.	206,704	$ 11,728,385
Hershey Co.	63,156	10,559,052
Nestle SA	90,000	9,579,364
		$ 31,866,801
Ground Transportation — 1.9%
CSX Corp.	240,932	$ 6,762,961
Union Pacific Corp.	50,876	10,971,918
		$ 17,734,879
Health Care Equipment & Supplies — 4.6%
Abbott Laboratories	90,859	$ 11,879,814
Boston Scientific Corp.(1)	95,971	9,872,537
Stryker Corp.	58,093	21,722,135
		$ 43,474,486

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 1.7%
McKesson Corp.	5,281	$ 3,764,244
UnitedHealth Group, Inc.	28,407	11,687,776
		$ 15,452,020
Household Durables — 2.3%
D.R. Horton, Inc.	99,360	$ 12,553,143
Meritage Homes Corp.	132,509	9,029,163
		$ 21,582,306
Household Products — 1.4%
Clorox Co.	88,949	$ 12,657,443
		$ 12,657,443
Industrial Conglomerates — 3.6%
3M Co.	153,734	$ 21,355,190
Honeywell International, Inc.	59,519	12,528,749
		$ 33,883,939
Insurance — 4.3%
Arch Capital Group Ltd.	183,981	$ 16,683,397
Reinsurance Group of America, Inc.	33,595	6,292,679
Travelers Cos., Inc.	64,030	16,912,244
		$ 39,888,320
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A	141,849	$ 22,525,621
		$ 22,525,621
Leisure Products — 0.6%
Hasbro, Inc.	86,381	$ 5,346,984
		$ 5,346,984
Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.	40,907	$ 17,549,103
		$ 17,549,103
Machinery — 7.5%
Ingersoll Rand, Inc.	287,559	$ 21,690,575
Otis Worldwide Corp.	56,500	5,439,255
Parker-Hannifin Corp.	32,913	19,914,340
Toro Co.	44,934	3,068,093
Westinghouse Air Brake Technologies Corp.	109,778	20,280,388
		$ 70,392,651
Security	Shares	Value
Metals & Mining — 1.6%
Steel Dynamics, Inc.	112,943	$ 14,649,837
		$ 14,649,837
Multi-Utilities — 3.5%
CMS Energy Corp.	111,375	$ 8,202,769
Sempra	325,074	24,143,246
		$ 32,346,015
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	182,306	$ 24,804,554
EOG Resources, Inc.	51,427	5,673,941
EQT Corp.	235,177	11,627,151
Phillips 66	49,190	5,118,712
		$ 47,224,358
Pharmaceuticals — 4.2%
Eli Lilly & Co.	14,117	$ 12,690,477
Merck & Co., Inc.	124,185	10,580,562
Zoetis, Inc.	101,295	15,842,538
		$ 39,113,577
Residential REITs — 3.4%
AvalonBay Communities, Inc.	47,915	$ 10,061,192
Invitation Homes, Inc.	213,498	7,299,497
Mid-America Apartment Communities, Inc.	92,442	14,758,365
		$ 32,119,054
Semiconductors & Semiconductor Equipment — 3.9%
Intel Corp.	210,273	$ 4,226,487
Micron Technology, Inc.	279,608	21,515,836
QUALCOMM, Inc.	69,710	10,349,147
		$ 36,091,470
Software — 1.6%
Nice Ltd. ADR(1)	50,232	$ 7,828,908
Oracle Corp.	52,884	7,441,837
		$ 15,270,745
Specialty Retail — 3.9%
Chewy, Inc., Class A(1)	195,236	$ 7,321,350
Home Depot, Inc.	81,060	29,221,319
		$ 36,542,669
Total Common Stocks (identified cost $463,700,828)		$932,465,716

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(3)	2,218,727	$ 2,218,727
Total Short-Term Investments (identified cost $2,218,727)		$ 2,218,727
Total Investments — 99.9% (identified cost $465,919,555)		$934,684,443
Other Assets, Less Liabilities — 0.1%		$ 538,351
Net Assets — 100.0%		$935,222,794
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2025. The aggregate market value of securities on loan at April 30, 2025 was $4,395,048.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $463,700,828) — including $4,395,048 of securities on loan	$932,465,716
Affiliated investments, at value (identified cost $2,218,727)	2,218,727
Dividends receivable	834,994
Dividends receivable from affiliated investments	28,092
Securities lending income receivable	83
Tax reclaims receivable	311,763
Trustees' deferred compensation plan	192,754
Total assets	$936,052,129
Liabilities
Payable to affiliates:
Investment adviser fee	$480,777
Trustees' fees	5,504
Trustees' deferred compensation plan	192,754
Payable for custodian fee	83,493
Accrued expenses	66,807
Total liabilities	$829,335
Net Assets applicable to investors' interest in Portfolio	$935,222,794

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $68,502)	$10,352,208
Dividend income from affiliated investments	122,238
Securities lending income, net	2,035
Total investment income	$10,476,481
Expenses
Investment adviser fee	$3,206,411
Trustees’ fees and expenses	32,639
Custodian fee	129,459
Legal and accounting services	52,040
Miscellaneous	15,204
Total expenses	$3,435,753
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$4,188
Total expense reductions	$4,188
Net expenses	$3,431,565
Net investment income	$7,044,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$43,406,274(1)
Foreign currency transactions	(5,030)
Net realized gain	$43,401,244
Change in unrealized appreciation (depreciation):
Investments	$(105,650,274)
Foreign currency	5,849
Net change in unrealized appreciation (depreciation)	$(105,644,425)
Net realized and unrealized loss	$(62,243,181)
Net decrease in net assets from operations	$(55,198,265)
(1)	Includes $27,278,980 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,044,916	$12,035,986
Net realized gain	43,401,244(1)	56,969,196(2)
Net change in unrealized appreciation (depreciation)	(105,644,425)	190,646,797
Net increase (decrease) in net assets from operations	$(55,198,265)	$259,651,979
Capital transactions:
Contributions	$1,722,556	$9,683,402
Withdrawals	(43,288,344)	(59,107,279)
Net decrease in net assets from capital transactions	$(41,565,788)	$(49,423,877)
Net increase (decrease) in net assets	$(96,764,053)	$210,228,102
Net Assets
At beginning of period	$1,031,986,847	$821,758,745
At end of period	$935,222,794	$1,031,986,847
(1)	Includes $27,278,980 of net realized gains from redemptions in-kind.
(2)	Includes $25,902,972 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.68%(2)	0.68%	0.68%	0.68%	0.68%	0.68%
Net expenses	0.68%(2)(3)	0.68%(3)	0.68%(3)	0.68%(3)	0.68%	0.68%
Net investment income	1.40%(2)	1.24%	1.42%	1.65%	1.27%	1.73%
Portfolio Turnover	31%(4)	23%	31%	29%	11%	25%
Total Return	(5.58)%(4)	32.27%	(1.84)%	(8.51)%	43.69%	(4.18)%
Net assets, end of period (000’s omitted)	$935,223	$1,031,987	$821,759	$880,628	$994,337	$704,707
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.

See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 79.3% and 20.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries (the “EU reclaims”). Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Tax-Managed Value Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%
For the six months ended April 30, 2025, the investment adviser fee amounted to $3,206,411 or 0.64% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $4,188 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Tax-Managed Value Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $313,609,845 and $303,734,787, respectively, for the six months ended April 30, 2025. In-kind sales for the six months ended April 30, 2025 aggregated $30,636,004.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$468,846,158
Gross unrealized appreciation	$468,925,838
Gross unrealized depreciation	(3,087,553)
Net unrealized appreciation	$465,838,285
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2025, the total value of securities on loan was $4,395,048 and the total value of collateral received was $4,495,948, comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

Tax-Managed Value Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,218,727, which represents 0.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$15,822,470	$101,174,779	$(114,778,522)	$ —	$ —	$2,218,727	$122,238	2,218,727
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 35,978,308	$ —	$ —	$ 35,978,308
Consumer Discretionary	67,911,564	—	—	67,911,564
Consumer Staples	56,589,789	9,579,364	—	66,169,153
Energy	54,770,257	—	—	54,770,257
Financials	211,361,340	—	—	211,361,340
Health Care	147,841,262	—	—	147,841,262
Industrials	151,731,494	—	—	151,731,494
Information Technology	62,419,819	—	—	62,419,819
Materials	48,775,664	—	—	48,775,664
Real Estate	32,119,054	—	—	32,119,054
Utilities	53,387,801	—	—	53,387,801
Total Common Stocks	$922,886,352	$9,579,364*	$ —	$932,465,716
Short-Term Investments	$ 2,218,727	$ —	$ —	$ 2,218,727
Total Investments	$925,105,079	$ 9,579,364	$ —	$934,684,443
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

EATVX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 24, 2025